CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Additional Information) $ in Thousands	Jun. 18, 2018 USD ($) shares
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value | $	$ 320,683
Business Combination Issuance of Convertible Notes Converted Stock Issued | shares	19,063,832